UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22657

PSG CAPITAL MANAGEMENT TRUST

(Exact Name of Registrant as Specified in Charter)

8161 Maple Lawn Boulevard

Suite 400

Maple Lawn, MD  20759

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code: (301) 543-6000

Paracorp Incorporated

2140 S. Dupont Highway

Camden, DE  19934

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

41 S. High Street, Suite 1700

Columbus, Ohio  43215

Date of fiscal year end: March 31st

Date of reporting period: December 31, 2014

ITEM 1. SCHEDULE OF INVESTMENTS.

	PSG Tactical Growth Fund
	Schedule of Investments
	December 31, 2014 (Unaudited)

Shares		Value

COMMON STOCK - 59.42%

Application Software - 0.60%
3,130	Oracle Corp.	140,756

Beverages - 0.00%
1,471	Diago Plc ADR	167,826

Biological Products (No Diagnostic Substances) - 1.61%
2,374	Amgen, Inc.	378,154

Cable & Other Pay Television Services - 0.64%
17,884	SoftBank Corp. (Japan)	531,155
2,002	Viacom, Inc.	150,651
		681,806
Crude Petroleum & Natural Gas - 3.69%
2,154	Anadarko Petroleum Corp.	177,705
1,190	California Resources Corp. *	6,557
11,905	Chesapeake Energy Corp.	232,981
4,057	Total SA ADR	207,718
2,976	Occidental Petroleum Corp.	239,895
		864,856
Electronic Computers - .98%
2,081	Apple, Inc. (a)	229,701

Fire, Marine & Casualty Insurance - 6.16%
537	Alleghany Corp. *	248,900
10,981	American International Group, Inc. (a)	615,046
663	Fairfax Financial Holdings, Ltd. (a)	347,412
5,527	Loews Corp. (a)	232,245
		1,443,603
Gold & Silver Ores - 2.79%
66,030	AuRico Gold, Inc. (Canada)	216,578
10,831	Silver Wheaton Corp. (Canada)	220,194
54,019	Yamana Gold, Inc. (Canada)	217,156
		653,928
Hospital & Medical Service Plans - 1.90%
1,524	Aetna, Inc.	135,377
1,396	Anthem, Inc.	175,435
1,305	Cigna Corp.	134,298
		445,110
Insurance Agents, Brokers & Services - 2.21%
1,386	Aon Plc. (United Kingdom)	131,434
332	Markel Corp. (a) *	226,703
3,580	Willis Group Holdings Plc (United Kingdom)	160,420
		518,557
Lumber & Wood Products (No Furniture) - 1.32%
13,837	Leucadia National Corp. (a)	310,226
5,532	Trex Co., Inc. *	235,553
		545,779
Metal Mining - 1.05%
57,400	New Gold, Inc. (Canada) *	246,820

Motor Vehicles & Passenger Car Bodies - 2.21%
14,831	General Motors Co. (a)	517,750

National Commercial Banks - 1.60%
20,938	Bank of America Corp.	374,581

Oil & Gas Field Machinery & Equipment - .91%
3,270	National Oilwell Varco, Inc.	214,283

Operators of Nonresidential Buildings - 0.80%
8,820	Forest City Enterprises, Inc. *	187,866

Packaged Foods - 0.74%
2,382	Nestle SA ADR	173,767

Paper Mills - 0.53%
2,780	MeadWestvaco Corp.	123,404

Petroleum Refining - 3.71%
16,421	BP Plc ADR (a)	625,969
9,190	PBF Energy, Inc.	244,822
		870,791
Pharmaceutical Preparations - 4.99%
2,695	AstraZeneca Plc ADR (a)	189,674
1,135	Johnson & Johnson (a)	118,687
1,778	Novartis AG ADR	164,749
6,098	Sanofi SA ADR	278,130
2,924	Valeant Pharmaceuticals International, Inc. *	418,454
		1,169,694
Plastic Materials, Synth Resins & Nonvulcan Elastomers - 1.41%
7,256	The Dow Chemical Co.	330,946

Plastic Materials, Synth Resin/Rubber, Cellulos (No Glass) - 0.34%
3,628	Rayonier Advanced Materials, Inc.	80,904

Primary Smelting & Refining of Nonferrous Metals - .79%
11,694	Horsehead Holding Corp. *	185,116

Radio & TV Broadcasting & Communications Equipment - 0.78%
2,452	QUALCOMM, Inc.	182,257

Radio Telephone Communications - 0.76%
5,194	Vodafone Group Plc ADR	177,479

Retail-Auto Dealers & Gasoline Stations - 0.73%
2,566	CarMax, Inc. *	170,844

Retail-Eating Places - 0.52%
701	Panera Bread Co. *	122,535

Retail-Family Clothing Stores - 0.56%
1,911	TJX Companies, Inc.	131,056

Retail-Grocery Stores - 0.67%
3,101	Whole Foods Market, Inc.	156,352

Retail-Variety Stores - 1.04%
3,480	Dollar Tree, Inc. *	244,922

Security Brokers, Dealers & Flotation Companies - 1.37%
12,785	Credit Suisse Group AG ADR *	320,648

Semiconductors & Related Devices - 1.93%
12,913	Micron Technology, Inc. *	452,084

Services-Business Services - 2.24%
4,291	eBay, Inc. *	240,811
1,000	Sotheby's	43,180
13,503	The Western Union Co.	241,839
		525,830
Services-Misc Health & Allied Services, NEC - 1.57%
4,851	DaVita Healthcare Partners, Inc. *	367,415

Steal Works, Blast Furnaces Rolling Mills (Coke Ovens) - 0.89%
3,285	POSCO ADR	209,616

Wholesale-Chemicals & Allied Products - 0.54%
1,066	Ashland, Inc.	127,664

Wholesale-Groceries & Related Products - 0.86%
5,070	Sysco Corp. (a)	201,228

TOTAL FOR COMMON STOCK (Cost $12,392,336) - 59.42%		13,935,928

CLOSED-END FUNDS - 11.27%
16,666	BlackRock MuniAssets Fund, Inc.	229,824
6,445	Blackrock MuniYield Fund, Inc.	94,999
5,300	BlackRock Virginia Municipal Bond Trust *	86,390
2,465	ClearBridge Energy MLP Opportunity Fund Inc.	58,199
16,084	DSW Municiple Income Trust	215,043
13,362	John Hancock Preferred Income Fund II	271,783
6,511	Nuveen Dividend Advantage Municipal Fund	93,303
16,872	Nuveen Dividend Advantage Municipal Income Fund	238,064
16,412	Nuveen Municipal Advantage Fund, Inc.	224,188
15,549	Nuveen Quality Income Municipal Fund, Inc.	217,219
9,685	PIMCO Corporate Opportunity Fund	153,992
8,302	PIMCO Dynamic Credit Income Fund	171,436
5,197	PIMCO Dynamic Income Fund	159,756
5,700	PIMCO Income Opportunity Fund	142,785
12,865	PIMCO Income Strategy Fund II	126,206
22,350	Templeton Global Income Fund	160,695

TOTAL FOR CLOSED-END FUNDS (Cost $2,634,855) - 11.27%		2,643,882

CORPORATE BONDS - 1.59%
50,000	Clear Channel Communications 9.00%, 03/01/21	49,000
70,000	First Data Corp. 12.625%, 01/15/21	83,125
274,000	Sprint Capital Corp. 6.875%, 11/15/28	241,120

TOTAL FOR CORPORATE BONDS (Cost $377,418) - 1.59%		373,245

EXCHANGE TRADED FUNDS - 7.66%
6,601	iShares MSCI Ireland Capped ETF	227,272
30,006	iShares MSCI Japan Index	337,267
9,050	Market Vectors Junior Gold Miners ETF	216,567
2,843	ProShares UltraShort QQQ *	112,242
4,550	ProShares UltraShort S&P500 *	100,327
3,929	SPDR Gold Trust	446,256
7,235	WisdomTree Japan Hedged Equity Fund	356,179

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $1,986,534) - 7.66%		1,796,110

PREFERRED - 6.61%

4,535	Ally Financial PFD 8.50%, Perpetual	121,901
10,263	American Realty Capital Properties, Inc. 6.70%	234,510
4,710	BB&T Corp. 5.625%, 12/31/2049	113,935
2,000	Citigroup Cap XIII 7.875%, 10/30/2040	53,160
4,338	First Horizon National Corp 6.20%, Perpetual	105,157
2,172	ING Group NV 7.05%, 12/31/2049	55,690
4,507	Kim Realty Corp. 6.00% 12/31/2049	113,126
3,167	JPMorgan Chase Cap XXIX 6.70%, 04/02/2040	80,442
6,234	MetLife, Inc. Series B 6.50%, Perpetual (a)	160,837
6,544	Public Storage 5.20%, Perpetual	150,185
2,900	Qwest Corp. NT 7.375%, 06/01/2051	77,720
4,136	United States Cellular Corp. 6.95% 05/15/2060	100,918
61	Wells Fargo & Co. PFD, Series L, 7.50%, Perpetual	74,099
4,219	Zions Bancorp PFD, Series G, 6.30%, Perpetual	109,229

TOTAL FOR PREFERRED (Cost $1,539,760) - 6.61%		1,550,909

REAL ESTATE INVESTMENT TRUST - 5.40%
10,130	American Capital Agency Corp.	221,138
46,783	American Realty Capital Properties, Inc.	423,386
2,542	American Tower Corporation	251,277
11,911	Annaly Capital Management, Inc. (a)	128,758
6,770	Weyerhaeuser Co.	242,975

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $1,425,310) - 5.40%		1,267,534

SHORT TERM INVESTMENTS - 9.37%
2,198,131	Fidelity Institutional Treasury Only Money Market Fund Class I 0.01% ** (Cost $2,198,131)	2,198,131

TOTAL FOR SHORT TERM INVESTMENTS (Cost $2,198,131) - 9.37%		2,198,131

TOTAL INVESTMENTS (Cost $22,554,344) - 101.34%		23,765,739

LIABILITIES IN EXCESS OF OTHER ASSETS - -1.34%		(314,078)

NET ASSETS - 100.00%		$ 23,451,661

ADR - American Depositary Receipt
* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at June 30, 2014.
(a) All or a portion of this security is held as collateral for securities sold short.

	PSG Tactical Growth Fund
	Schedule of Securities Sold Short
	December 31, 2014 (Unaudited)

Shares		Value

COMMON STOCK
1,277	athenahealth, Inc.	186,059

TOTAL FOR COMMON STOCK (Cost $168,046)		186,059

EXCHANGE TRADED FUNDS
1,321	iShares MSCI Emerging Markets Index	51,902
3,576	iShares Russell 2000 Index *	427,761
1,718	ProShares TR PSHS Ult S&P 500	220,437
1,190	PowerShares QQQ Trust, Series 1	122,868
524	ProShares Ultra QQQ	71,652
182	SPDR S&P 500	37,408

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $736,825)		932,028

TOTAL FOR SECURITIES SOLD SHORT (Cost $904,871)		$ 1,118,087

	PSG Tactical Growth Fund
	Notes to Financial Statements
	June 30, 2014 (Unaudited)

1. SECURITY TRANSACTIONS

At December 31, 2014, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $22,554,344 amounted to $996,713 which consisted of aggregate gross unrealized appreciation of $2,377,883 and aggregate gross unrealized depreciation of $1,381,170.

2. SECURITIES VALUATIONS

All investments in securities are recorded at their estimated fair value. The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$13,935,928	$0	$0	$13,935,928
Closed End Funds	$2,643,882	$0	$0	$2,643,882
Corporate Bonds	$373,245	$0	$0	$373,245
Exchange Traded Funds	$1,796,110	$0	$0	$1,796,110
Preferred Stocks	$1,550,909	$0	$0	$1,550,909
Real Estate Investment Trusts	$1,267,534	$0	$0	$1,267,534
Cash Equivalents	$2,198,131	$0	$0	$2,198,131
Total	$23,765,739	$0	$0	$23,765,739

Valuation Inputs of Securities Sold Short	Level 1	Level 2	Level 3	Total
Common Stock	$186,059	$0	$0	$186,059
Exchange Traded funds	$1,118,087	$0	$0	$1,118,087
Total	$1,118,087	$0	$0	$1,118,087

ITEM 2. CONTROLS AND PROCEDURES.

a)

The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PSG CAPITAL MANAGEMENT TRUST

By:

/s/ Robert H. Carson

Robert H. Carson

Trustee, President and Principal Executive Officer

Date: February 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Jonathan V. Gordani

Jonathan V. Gordani

Trustee, Treasurer and Principal Financial Officer

Date: February 19, 2015